Subsequent Events (Details Narrative) (10-K) - USD ($)							3 Months Ended	9 Months Ended
	Mar. 09, 2020	Feb. 19, 2020	Feb. 18, 2020	Feb. 11, 2020	Feb. 10, 2020	Jan. 31, 2020	Sep. 30, 2020	Sep. 30, 2020
Aggregate shares of common stock upon the conversion of convertible debt					25,421
Aggregate shares of common stock upon the conversion of convertible debt, value					$ 2,542		$ 570,834	$ 585,589
Convertible Debt [Member]
Aggregate shares of common stock upon the conversion of convertible debt	10,305	4,468	13,192	23,580		36,294
Aggregate shares of common stock upon the conversion of convertible debt, value	$ 1,031	$ 447	$ 1,319	$ 2,358		$ 3,629